Non-Current Investments (Tables)	12 Months Ended
Dec. 31, 2015
Non-Current Investments

	December 31, 2015	December 31, 2014
Listed investments [a]	7.8	4.4
Unlisted investments	3.1	1.1
Investments held by environmental trust funds [b]	35.0	30.5
Equity investees [c]	129.1	250.5

	175.0	286.5

(a)	Listed investments consist mainly of:

	December 31, 2015		December 31, 2014
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Radius Gold Incorporated	3,625,124	0.05	3,625,124	0.07
Gran Columbia Gold Corporation	63,410	0.11	63,410	0.34
Sibanye Gold	856,330	1.59	856,330	1.92
Orsu Metals Corp.	26,134,919	0.01	26,134,919	0.02
Clancy Exploration Ltd.	17,764,783	0.01	17,764,783	0.01
Tocqueville Bullion Reserve Ltd.	1,339	1,043.64	1,339	1,178.73
Hummingbird Resources	21,258,503	0.19	—	—

Details of the listed investments are as follows:

	December 31, 2015	December 31, 2014
Fair value	7.8	4.4
Less: Cost	6.9	3.9

Net unrealized gain	0.9	0.5

The net gain comprises:
Gross unrealized gains	1.1	0.7
Gross unrealized losses	(0.2)	(0.2)

	0.9	0.5

The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months	2	3

Realized gain reclassified from equity on disposal of listed investments ($ million)	—	1.8

Investments acquired during fiscal 2015 comprised Consolidated Woodjam Copper Corporation. The investment comprised of 12,285,463 shares, which were acquired for $0.4 million. No investments were disposed during fiscal 2015.

As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $nil million (fiscal 2014: $1.8 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of investments and subsidiaries in the consolidated statement of operations.

(b)	The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing term deposits and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African and Ghanaian mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 17, “Provision for Environmental Rehabilitation”.

(c)	Equity investees comprise the following:

		Ownership %		Market value
Investment	Description of business	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Far South East	Exploration	40.0	40.0	128.6	*
Rusoro Mining Limited	Gold mining	26.4	26.4	5.0	1.8
Bezant Resources Plc[1]	Exploration	21.6	21.6	0.5	1.3
Hummingbird Resources Plc[2]	Exploration	—	25.1	—	10.9

*	- Not readily determinable.
(1)	During fiscal 2014, the investment in Bezant Resources Plc was impaired by $7.4 million to its fair value, as determined by its quoted market price. This impairment is considered other than temporary as the carrying value has been below the fair value for an extended period of time.
(2)	During fiscal 2014, Gold Fields acquired a 25.1% interest in Hummingbird Resources Plc (Refer note 3(c) for further details).

Carrying Value of Equity Investment

Carrying amount	December 31, 2015	December 31, 2014
Far South East	128.6	230.0
Rusoro Mining Limited	—	—
Bezant Resources Plc	0.5	1.3
Hummingbird Resources Plc	—	19.2

Total	129.1	250.5

Far South East Project [Member]
Carrying Value of Equity Investment

Far South East

	December 31, 2015	December 31, 2014
Gold Fields interest in FSE on December 31, 2015 was 40.0% (2014: 40.0%).
Opening balance	230.0	230.0
Accumulated equity contribution	75.4	72.1
Impairment	(101.4)	—
Share of accumulated losses brought forward	(72.1)	(68.5)
Share of losses recognized for the year	(3.3)	(3.6)

Closing balance	128.6	230.0